OPERATIONS AND CORPORATE REORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2023
OPERATIONS AND CORPORATE REORGANIZATION
Schedule Of fair value measurement premium allocation
Balances as of December 1, 2023
Fair value as of November 30, 2023	16,274,081
Fair value of Vale’s assets and liabilities according to Cosan’s participation(i)	8,841,481
Available amount to be allocated	7,432,600

Allocation(i)
Added value - Mining rights(ii)	7,432,600
Deferred tax on added value	(2,527,084)
Goodwill(iii)	2,527,084

(i)	As the evaluation report prepared by specialized external evaluators.
(ii)	The surplus value will be amortized for 38 years following the expected useful life and exhaustion of Vale’s mining reserves.
(iii)	Although the Company has allocated all goodwill to Mining Rights, income tax and deferred social contribution relating to surplus value have been recognized and, in accordance with IAS 12.19 Income Taxes, a goodwill must be recorded.

Schedule of valuation by equity method

The adjustment resulting from the valuation by the equity method is demonstrated as follows:

Company	Total amount of shares	Shareholders' equity of Vale S.A.	Quantity shares owned	Cosan's interest (i)	Equity in earnings	Total investment as of December 31, 2023
Vale S.A.	4,539,007,580	190,965,062	210,866,700	4.90%	96,075	15,662,485

(i)	Percentage of participation, excluding treasury shares for equity calculation. Cosan’s share of the total shares is 4.65% as of December 31, 2023.

Schedule of investment in affiliate
	Inception date		At November 30, 2023 (i)
Description	%	Amount	%	Amount
Direct shareholding	1.47%	4,918,245	2.45%	8,220,927
Equity collar	3.14%	11,117,824	2.40%	8,053,154
	4.61%	16,036,069	4.85%	16,274,081

(i)	From December 1, 2023, due to the acquisition of significant influence, the Company reclassified its share of financial investment for Investment in associates.

Schedule of Loans contracted for acquisition of assets

The following loans were contracted for the acquisition of assets, together with the banks below:

Creditor	Amount (ii)	Maturities	Currency (i)	Annual interest rate (i)
JP Morgan S.A.	789,659	Oct-24	Euro	2.95%
JP Morgan S.A.	1,825,467	Oct-25	Euro	3.20%
JP Morgan S.A.	1,785,329	Oct-26	Euro	3.40%
JP Morgan S.A.	741,320	Oct-27	Euro	3.56%
Citibank S.A.	526,443	Oct-24	Yen	0.25%
Citibank S.A.	1,216,939	Oct-25	Yen	0.25%
Citibank S.A.	1,190,274	Oct-26	Yen	0.25%
Citibank S.A.	494,199	Oct-27	Yen	0.25%
Total	8,569,630

(i)	Debts were contracted (Resolução 4131) in the currencies specified above with four maturities with pre-fixed amounts and derivative financial instruments were contracted with CDI plus 0.45% equivalent.
(ii)	During the first months of 2024 as shown in the table below, the Company pre-settled 100% of the debts linked to the acquisition of Vale’s shares, as well as the Collar Financing derivatives linked to the operation.

Schedule of debt settlement
	Cosan interest			Debt settlement
Reference date	Direct	Collar	Total (iii)	Principal	Interest	Gain/Loss Settlement Collar Financing
Inception date (October/2022)	1.47%	3.14%	4.61%	8,569,630	—	—
August 2023	1.65%	3.21%	4.85%	(275,866)	(4,878)	28,961
October 2023	1.75%	3.11%	4.85%	(252,540)	(624)	28,009
November 2023	2.45%	2.40%	4.85%	(1,844,022)	(41,355)	30,525
December 2023 (ii)	2.45%	2.20%	4.65%	(561,259)	(14,047)	29,487
January 2024 (i)	2.62%	2.03%	4.65%	(1,698,606)	(49,773)	188,140
February 2024 (i)	3.91%	0.74%	4.65%	(2,067,956)	(63,689)	303,431
April 2024 (i)/(iv)	3.91%	—	3.91%	(1,918,773)	(65,880)	331,116

(i)	Settlement carried out after the closing of the 2023 financial year, being treated as a subsequent event.
(ii)	On December 18, 2023, the early settlement of debts, derivatives and permanent disposal of 9.5 million shares of Vale equivalent to the participation of 0.21% of the total shares of that company in the Collar Financing structure was carried out, which resulted in a positive cash effect of R$68,573.
(iii)	Cosan’s stake in Vale’s total shares.
(iv)	On April 19, 2024, the Company sold an additional 33.525 million shares equivalent to a 0.74% stake in the total shares in the Collar Financing structure, together with the early settlement of the remaining debt. With this last advance payment, the Company settled 100% of the debts linked to the operation and collar derivatives, now holding only a direct stake in Vale.

Schedule of structured derivatives
	Inception Date		At December 31, 2023
Description	%	Amount (paid)/received	% (i)	Fair value
Collar	3.14%	499,197	2.20%	89,401
Call Spread	1.60%	(888,612)	1.60%	562,435
Forward		(1,134,933)		366,296
Collar synthetic		246,321		196,139

Total		(389,415)		651,836

(i)	Reduction in the percentage of participation via collar operation due to the settlements that occurred throughout 2023, which resulted in a financial gain of R$116,982. As shown in item (b) above, by April 2024 the Company had liquidated 100% of Collar derivatives, leaving only Call Spread derivatives open.

Schedule of equity interest

As of December 31, 2023, the equity interest and economic benefit of Cosan S.A. on Cosan Nove and Cosan Dez, considering the disproportionate dividends were as shown below:

	% Equity interest	% Economic benefit (i)
Cosan Nove	73.09%	66.16%
Cosan Dez	76.80%	72.00%

(i)	Percentage used to calculate the interest as of December 31, 2023. To calculate the dividends of Cosan Nove and Cosan Dez for preferred shareholders, the profits of the respective Companies are used, multiplied by the participation percentages using the percentages defined in the Shareholders’ Agreements.

Schedule of summary of accounting effect

Below is a summary of the accounting effect of the events mentioned above:

	Note	Financial asset	Investment in subsidiaries and associates	Debt incurred (vi)	Derivatives			Dividends receivable, net	Dividends payable
					Collar (i)	Synthetic Collar (ii)	Forward (ii)
At January 1, 2023		19,586,193	—	(8,808,673)	(2,840,544)	(1,237,907)	1,954,493	22,842	—
- Impacts on the profit or loss
MTM of shares(iii)	22	(3,312,112)	—	—	—	—	—	—	—
Interest and monetary and exchange variation (accrual)	22	—	—	599,515	—	—	—	—	—
Dividends declared by Vale (vii)/(viii)	21	—	—	—	—	—	—	1,339,340	—
Costs of banking operations with derivatives	22	—	—	—	—	—	—	(554,998)	—
MTM of derivatives	22	—	—	(2,011,980)	3,046,926	1,434,046	(1,588,197)	—	—
Equity in earnings of investees		—	96,075	—	—	—	—	—	—
Cost of selling a shareholding (ix)		—	(701,575)	—	—	—	—	—	—
- Impacts on cash flow - (receipt) / payment
Dividends paid to minority shareholders from Cosan Nove and Dez		—	—	—	—	—	—	—	821,772
Dividends (received) from Vale (iv)		—	—	—	—	—	—	(1,305,410)	—
Costs of banking operations with derivatives (v)		—	—	—	—	—	—	586,855	—
Partial payment of loans		—	—	2,994,592	—	—	—	—	—
Payment of derivative financial instruments		—	—	438,138	—	—	—	—	—
Receipt of derivative financial instruments		—	—	—	(116,981)	—	—	—	—
- Impacts on the financial position
Minority dividends payable referring to structure of issuance of preferred shares		—	—	—	—	—	—	—	(821,772)
Income tax		—	—	—	—	—	—	(88,629)	—
Equity in earnings of investees and other comprehensive income		—	(6,096)	—	—	—	—	—	—
Transfer to investments in subsidiaries and associates	9.1	(16,274,081)	16,274,081	—	—	—	—	—	—
At December 31, 2023		—	15,662,485	(6,788,408)	89,401	196,139	366,296	—	—

(i)	Collar contracted to protect 3.21% of the shares acquired.
(ii)	Forward and synthetic collar contracted for the right to acquire and protect, respectively, 1.65% of Vale's shares.
(iii)	Mark to market consisting of
	a	2.45% interest in shares purchased in cash, totaling R$1,669,686, and
	b	2.41% stake in shares with Collar protection totaling R$1,642,426.
(iv)	The balance received from dividends is composed of R$1,250,712 referring to the year ended as of December 31,2023 and R$54,698 referring to the provisioned amount as of December 31, 2022.
(v)	The balance paid for costs of banking operations with derivatives is composed of R$554,998 referring to the year ended as of December 31,2023 and R$31,856 referring to the provisioned amount as of December 31, 2022.
(vi)	Also includes contracted derivatives (NDF) for exchange rate and interest protection.
(vii)	Vale’s Board of Directors approved, on July 27, 2023, the distribution of interest on equity ("JCP") in the gross total value of R$8,276,501, corresponding to the total value of R$1.917008992 per share, calculated according to its financial position of June 30, 2023. On October 26, 2023, also was approved the remuneration of shareholders in the amount of R$10,033. Of this amount, R$6,738 million refers to dividends corresponding to the total value of R$1.565890809 per share and R$3,295 related to interest on equity ("JCP") corresponding to the total value of R$0.765770758 per share as interest on equity.
(viii)	After obtaining significant influence, as described in item (e) above, the Company will no longer have its result impacted by dividend distribution, as the investment is now updated by the equity method.

(ix)	The amount of revenue related to the cost mentioned in this item was R$699,929.